6. RELATED PARTY TRANSACTIONS	9 Months Ended
Mar. 31, 2014
Related Party Transactions [Abstract]
6. RELATED PARTY TRANSACTIONS

At March 31, 2014, due to related parties totaled $768,125. This mainly consisted of $30,915 due to Netbloo for earnings from the collaborative arrangement prior to 30DC acquiring Netbloo’s 50% interest in the MagCast JV (note 4), $25,000 due to Netbloo under their contractor agreement, $66,500 accrued for directors’ fees for services of non-executive directors and $640,000 due to Theodore A. Greenberg, CFO and director, for compensation.